Leases - Schedule of Lease Expense and Operating Lease Asset and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Expense and Operating Lease Asset and Liabilities [Abstract]
Operating lease cost	$ 155,617	$ 43,106
Other short-term lease cost	117,134	35,006
Total lease cost	272,751	78,112
Operating lease right-of-use asset, gross	824,314	331,478
Accumulated amortization	(122,436)	(23,586)
Operating lease right-of-use asset, net	701,878	307,892
Short-term operating lease liabilities	139,963	36,225
Long-term operating lease liabilities	577,656	265,413
Total operating lease liabilities	$ 717,619	$ 301,638
Weighted average operating lease term	4 years 1 month 28 days	4 years 9 months
Weighted average operating lease discount rate	9.53%	11.83%